INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Net loss before income tax	$ 35,848	$ 6,443
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax	$ 9,679	$ 1,740
Tax effect of:
Permanent differences	(2,041)	(89)
Investment in Treasury Metals	(1,916)	0
Obligations to distribute investments	(1,802)	0
Flow-through eligible expenditures	(1,240)	(465)
Difference in tax rates in foreign jurisdictions	(308)	(17)
Impact of disposal of subsidiaries	(10,358)	0
Flow-through share premium liability	(641)	(430)
Changes in unrecognized deferred tax assets	8,932	(2,115)
Income tax expense	$ 1,587	$ (516)